Operating Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 12 – Operating Segment Information

The Company operates in a single business segment as the revenue and profit are derived mainly from sales of components for digital media (such as network protection devices and data storage), telecommunication system equipment and industrial applications end-markets to the customers. Accordingly, no operating segment information is presented.

Revenues from external customers by category are summarized as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
	RMB’000	RMB’000	RMB’000	RMB’000
Net revenue
Product sales
Digital media	424,120	463,367	852,808	864,877
Telecommunications equipment	490,124	537,335	989,807	1,025,761
Industrial business	215,785	224,545	417,767	401,050
	1,130,029	1,225,247	2,260,382	2,291,688
Services Revenue	4,949	–	7,433	–
Total net revenue	1,134,978	1,225,247	2,267,815	2,291,688